Share-Based Compensation (Details) - Schedule of Exercise Prices and Remaining Contractual Life - Stock Options [Member]	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares shares
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Number of options outstanding	2,985,703
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	2,228,902
Exercise Price One [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 2.69
Number of options outstanding	649,591
Remaining contractual Life (in years)	11 months 1 day
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	649,591
Exercise Price Two [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 3.21
Number of options outstanding	240,000
Remaining contractual Life (in years)	9 years 7 months 17 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable
Exercise Price Three [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 3.53
Number of options outstanding	53,192
Remaining contractual Life (in years)	9 years 4 months 6 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable
Exercise Price Four [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 3.66
Number of options outstanding	250,000
Remaining contractual Life (in years)	5 years 10 months 2 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	250,000
Exercise Price Five [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 4.68
Number of options outstanding	34,500
Remaining contractual Life (in years)	5 years 9 months
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	34,500
Exercise Price Six [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 5.34
Number of options outstanding	160,750
Remaining contractual Life (in years)	7 years 9 months
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	84,000
Exercise Price Seven [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 5.34
Number of options outstanding	442,410
Remaining contractual Life (in years)	8 years 4 months 20 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	178,176
Exercise Price Eight [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 5.96
Number of options outstanding	150,000
Remaining contractual Life (in years)	8 years 4 months 20 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	37,500
Exercise Price Nine [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 6.22
Number of options outstanding	552,883
Remaining contractual Life (in years)	2 years 8 months 1 day
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	552,883
Exercise Price Ten [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 8.19
Number of options outstanding	150,000
Remaining contractual Life (in years)	5 years 4 months 20 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	150,000
Exercise Price Eleven [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 9.02
Number of options outstanding	40,500
Remaining contractual Life (in years)	6 years 4 months 17 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	30,375
Exercise Price Twelve [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 10.12
Number of options outstanding	10,407
Remaining contractual Life (in years)	4 years 5 months 4 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	10,407
Exercise Price Thirteen [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 12.23
Number of options outstanding	250,000
Remaining contractual Life (in years)	6 years 10 months 28 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	250,000
Exercise Price Fourteen [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 21.4
Number of options outstanding	970
Remaining contractual Life (in years)	5 years 25 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	970
Exercise Price Fifteen [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 90.16
Number of options outstanding	500
Remaining contractual Life (in years)	5 months 1 day
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	500